American Century Mutual Funds, Inc.

Statement of Additional Information Supplement

Balanced Fund ¡ Capital Growth Fund ¡ Capital Value Fund
Focused Growth Fund ¡ Fundamental Equity Fund
Giftrust® Fund ¡ Growth Fund ¡ Heritage Fund
American Century-Mason Street Mid Cap Growth Fund
New Opportunities Fund ¡ New Opportunities II Fund ¡ NT Growth Fund ¡ NT VistaSM Fund
Select Fund ¡ American Century-Mason Street Small Cap Growth Fund ¡ Ultra® Fund
Veedot® Fund ¡ VistaSM Fund

Supplement dated December 22, 2008 ¡ Statement of Additional Information dated March 1, 2008

The following replaces the entries for Keith Lee, Michael Li and Steve Lurito, respectively, in the Accounts Managed table on pages 63 and 64 of the statement of additional information. This information is provided as of December 17, 2008. The entry for Tom Telford is deleted from the chart.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Keith Lee	Number of Accounts	3	0	0
	Assets	$6,685,631,611(1)	N/A	N/A
Michael Li	Number of Accounts	3	0	0
	Assets	$6,685,631,611(1)	N/A	N/A
Steve Lurito	Number of Accounts	5	0	0
	Assets	$6,813,781,856(1)	N/A	N/A

1	Includes $1,464,650,960 in Select and $4,961,280,141 in Ultra.

The following replaces the entries for Select and Ultra in the Ownership of Securities chart on page 68 of the statement of additional information.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Select
Keith Lee	E
Michael Li	D
Steve Lurito(2)	B
Ultra
Keith Lee(1)(2)	A
Michael Li(1)(2)	A
Steve Lurito	D

1	This portfolio manager serves on a team that oversees a number of funds in the same broad investment strategy and is not expected to invest in each such fund.

2	Information provided as of December 17, 2008.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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